SOMMER BARNARD PC

One Indiana Square, Suite 3500

Indianapolis, Indiana 46204

Telephone: (317) 713-3500

Fax: (317) 713-3699

June 26, 2006

Owen Pinkerton, Esquire

Senior Counsel

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.W.

Mailstop 4561

Washington, D.C. 20549-0405

Re:	Century Realty Trust
Preliminary Proxy Statement on Schedule 14A
Filed May 9, 2006
File No. 0-07716

Form 10-K for the fiscal year ended December 31, 2004
Filed March 31, 2005
File No. 0-07716

Dear Mr. Pinkerton:

On behalf of Century Realty Trust (the “Trust”), this letter is in response to the comments of the Staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”) with respect to the above-referenced filings provided in the later dated May 25, 2006 (the “Comment Letter”). Our responses are in bold text following the text of each comment. We have revised certain disclosures in the proxy statement as requested and the certifications in the Forms 10-Q and 10-K as requested, and provided an explanation to the other comment. Concurrently herewith, we are filing a marked copy of the proxy statement in response to the Comment Letter and for other updating changes.

General

Preliminary Proxy Statement on Schedule 14A

1.	Please advise us why you believe that Buckingham Properties, Inc. is not an affiliate within the meaning of Rule 13e-3. Please note that Rule 12b-2 of the Securities Exchange Act of 1934 defines an affiliate as a person that directly or indirectly controls or is controlled by the person specified. Control is defined as having

Owen Pinkerton, Esq.

June 26, 2006

“possession, direct or indirect, of the power to direct or cause the direction of the management and policies of a person…by contract, or otherwise.” In this regard, we note that an affiliate of Buckingham Properties manages 13 of your 17 properties. Alternatively, file a Schedule 13E-3.

Buckingham Properties, Inc. is not an affiliate of the Trust. Although it is managing 13 of the now 16 properties that are being sold to it, each of the management contracts may be terminated at any time by the Trust on 60 days written notice without penalty. Moreover, management of the Trust believes that the market place for property managers is competitive and that a replacement property manager can be hired for any of the properties at any time on comparable terms without a material disruption of the Trust’s properties.

There is no other potential control relationship that Buckingham Properties, Inc. has with the Trust, either through share ownership, one or more seats on the board of trustees, other contracts (aside from the Asset Purchase Agreement) or otherwise. Accordingly, it is our belief that Buckingham Properties, Inc. is not an affiliate within the meaning of Rule 13e-3 or Rule 12b-2 promulgated under the Securities Exchange Act of 1934.

Summary Term Sheet, page 1

The Asset Sale, page 1

2.	Please revise this section to include a discussion of the estimated amount of proceeds to be distributed to stockholders. This information should be prominent and easy for investors to read.

We have revised the disclosure as requested on page 1 of the proxy statement to include a discussion of the estimated amount of proceeds to be distributed to shareholders. We have also expanded the disclosure under “Use of Proceeds” on pages 22 and 23.

Proposal No. 1: The Asset Sale, page 15

3.	Please revise to include a tabular presentation that includes the estimated fair market value for each of your portfolio properties, any liabilities associated with the properties, and any penalties or expenses associated with the sale of the properties.

We have revised the disclosure as requested on pages 24 and 25 of the proxy statement to include a tabular presentation that includes the estimated fair market value for each of the portfolio properties, any associated liabilities, and any penalties or expenses associated with the sale of the properties.

Owen Pinkerton, Esq.

June 26, 2006

Background of the Sale of the Trust, page 15

4.	You indicate in the third paragraph on page 16 that City Securities summarized the proposals of seven leading bidders to the board of trustees. Please revise to provide specific disclosure regarding each proposal, including all material terms. Further, you indicate in the fifth paragraph that certain bidders modified their proposals. Please revise to describe the modifications.

We have revised the disclosure on page 16 as requested to provide specific disclosure regarding each proposal, including all material terms, and to describe the modifications made to certain of the proposals. In following with staff convention in auction situations, we have identified the bidders as “Bidder A, Bidder B” etc.

Form 10-K for the fiscal year ended December 31, 2004

5.	Please revise your certifications filed as Exhibits 31.1 and 31.2 to reflect the language exactly as set forth in Item 601(b)(31) of Regulation S-K. Please also make conforming revisions to all subsequent Forms 10-Q and 10-K.

We filed revised certifications as requested on June 9 and June 12, 2006 and have advised the Trust that on all subsequent filings on Forms 10-Q and 10-K, the language should be exactly as set forth in Item 601(b)(31) of Regulation S-K.

* * * * * * * * * * * * * *

If you have any questions, please call me at 317-713-3468 or James A. Strain at 317-713-3460. We hope to mail the proxy statement by June 30, 2006.

Very truly yours,

/s/ Philip L. McCool

Philip L. McCool